Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net
4.	Accounts receivables, net
Components of accounts receivables are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Trade receivables (Note a)	1,051,707	36,341
Others (Note b)	355,837	318,149

Subtotal	1,407,544	354,490
Allowance for doubt accounts:
Balance at beginning of the year	(117,544)	(111,778)
Adoption of Topic 326(Note 2(ad))	—	(64,794)
(Provision)/reversal	(155,242)	25,613
Write-offs	161,008	130,998

Allowance as of the end of the year	(111,778)	(19,961)

Accounts receivables, net	1,295,766	334,529

Note:

(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through instalments.
(b)	Others mainly represent receivables from the provision of online promotional and advertising services and warehousing services.